PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 38,595,751	$ 5,310,952	¥ 39,992,837
Less: accumulated depreciation	(15,515,349)	(2,134,983)	(14,297,511)
Less: accumulated impairment	(942,462)	(129,687)	(942,462)
Property and equipment, net	22,137,940	3,046,282	24,752,864
Construction in progress	219,132	30,154	0
Motor vehicles
PROPERTY AND EQUIPMENT, NET.
Total cost	3,699,101	509,013	5,176,175
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET.
Total cost	1,405,076	193,345	1,440,819
Production equipment
PROPERTY AND EQUIPMENT, NET.
Total cost	31,231,574	4,297,608	31,115,843
Leasehold improvement
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 2,260,000	$ 310,986	¥ 2,260,000